Other non-financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Line Items]
Opening balance	$ 58,835	$ 59,819
Closing balance	64,110	58,835
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	73,241	77,225
Additions	6,900	2,506
Additional and transfers	6,900	2,506
Disposals	(696)	(6,490)
Closing balance	79,445	73,241
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(14,406)	(17,406)
Additions	929	1,129
Additional and transfers	929	1,129
Disposals	0	4,129
Closing balance	(15,335)	(14,406)
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	15,288	15,288
Additions	0	0
Additional and transfers	0	0
Disposals	0	0
Closing balance	15,288	15,288
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	12,896	16,977
Additions	0	0
Additional and transfers	0	0
Disposals	(696)	(4,081)
Closing balance	12,200	12,896
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(10,163)	(10,294)
Additions	0	0
Additional and transfers	0	0
Disposals	0	131
Closing balance	(10,163)	(10,163)
Software licenses | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	11,034	10,937
Additions	0	2,506
Additional and transfers	0	2,506
Disposals	0	(2,409)
Closing balance	11,034	11,034
Software licenses | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(4,243)	(7,112)
Additions	929	1,129
Additional and transfers	929	1,129
Disposals	0	3,998
Closing balance	(5,172)	(4,243)
Goodwill | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	34,023	34,023
Additions	0	0
Additional and transfers	0	0
Disposals	0	0
Closing balance	34,023	34,023
Other assets | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	0	0
Additions	6,900	0
Additional and transfers	6,900	0
Disposals	0	0
Closing balance	$ 6,900	$ 0